SECURITIES	12 Months Ended
Dec. 31, 2018
SECURITIES [Abstract]
SECURITIES
NOTE 3 – SECURITIES

Securities available for sale consist of the following at December 31:

	Amortized Cost	Unrealized
		Gains	Losses	Fair Value
	(In thousands)
2018
U.S. agency	$20,198	$9	$193	$20,014
U.S. agency residential mortgage-backed	124,777	817	1,843	123,751
U.S. agency commercial mortgage-backed	5,909	1	184	5,726
Private label mortgage-backed	29,735	321	637	29,419
Other asset backed	83,481	86	248	83,319
Obligations of states and political subdivisions	130,244	257	2,946	127,555
Corporate	34,866	29	586	34,309
Trust preferred	1,964	-	145	1,819
Foreign government	2,050	-	36	2,014
Total	$433,224	$1,520	$6,818	$427,926

2017
U.S. Treasury	$898	$-	$-	$898
U.S. agency	25,667	82	67	25,682
U.S. agency residential mortgage-backed	137,785	1,116	983	137,918
U.S. agency commercial mortgage-backed	9,894	36	170	9,760
Private label mortgage-backed	29,011	428	330	29,109
Other asset backed	93,811	202	115	93,898
Obligations of states and political subdivisions	174,073	755	1,883	172,945
Corporate	47,365	578	90	47,853
Trust preferred	2,929	—	127	2,802
Foreign government	2,087	—	27	2,060
Total	$523,520	$3,197	$3,792	$522,925

Total OTTI recognized in accumulated other comprehensive loss for securities available for sale was zero at both December 31, 2018 and 2017, respectively.

Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

2018
U.S. agency	$7,150	$46	$11,945	$147	$19,095	$193
U.S. agency residential mortgage-backed	18,374	180	48,184	1,663	66,558	1,843
U.S. agency commercial mortgage-backed	566	3	5,094	181	5,660	184
Private label mortgage-backed	8,273	57	16,145	580	24,418	637
Other asset backed	53,043	160	10,235	88	63,278	248
Obligations of states and political subdivisions	25,423	262	80,701	2,684	106,124	2,946
Corporate	17,758	343	9,222	243	26,980	586
Trust preferred	939	61	880	84	1,819	145
Foreign government	-	-	2,014	36	2,014	36
Total	$131,526	$1,112	$184,420	$5,706	$315,946	$6,818

2017
U.S. agency	$5,466	$26	$5,735	$41	$11,201	$67
U.S. agency residential mortgage-backed	22,198	229	40,698	754	62,896	983
U.S. agency commercial mortgage-backed	2,181	34	3,994	136	6,175	170
Private label mortgage-backed	11,390	92	4,396	238	15,786	330
Other asset backed	20,352	40	16,648	75	37,000	115
Obligations of states and political subdivisions	76,574	936	28,246	947	104,820	1,883
Corporate	14,440	33	3,943	57	18,383	90
Trust preferred	-	-	2,802	127	2,802	127
Foreign government	489	10	1,571	17	2,060	27
Total	$153,090	$1,400	$108,033	$2,392	$261,123	$3,792

Our portfolio of securities available for sale is reviewed quarterly for impairment in value. In performing this review, management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income (loss).

U.S. agency, U.S. agency residential mortgage-backed securities and U.S. agency commercial mortgage backed securities — at December 31, 2018, we had 48 U.S. agency, 127 U.S. agency residential mortgage-backed and 15 U.S. agency commercial mortgage-backed securities whose fair market value is less than amortized cost. The unrealized losses are largely attributed to increases in interest rates since acquisition and widening spreads to Treasury bonds. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Private label mortgage backed securities — at December 31, 2018, we had 33 of this type of security whose fair value is less than amortized cost. Unrealized losses are primarily due to credit spread widening and increases in interest rates since their acquisition.

Four private label mortgage-backed securities (including two of the three securities discussed further below) were reviewed for other than temporary impairment (“OTTI”) utilizing a cash flow projection. The cash flow analysis forecasts cash flow from the underlying loans in each transaction and then applies these cash flows to the bonds in the securitization.  See further discussion below.

As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no other declines discussed above are deemed to be other than temporary.

Other asset backed — at December 31, 2018, we had 94 other asset backed securities whose fair value is less than amortized cost. The unrealized losses are primarily due to credit spread widening and increases in interest rates since acquisition. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Obligations of states and political subdivisions — at December 31, 2018, we had 339 municipal securities whose fair value is less than amortized cost. The unrealized losses are primarily due to wider benchmark pricing spreads and increases in interest rates since acquisition. Tax exempt securities have been negatively impacted by lower federal tax rates signed into law in December, 2017. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Corporate — at December 31, 2018, we had 37 corporate securities whose fair value is less than amortized cost. The unrealized losses are primarily due to credit spread widening and increases in interest rates since acquisition. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

Trust preferred securities — at December 31, 2018, we had two trust preferred securities whose fair value is less than amortized cost. Both of our trust preferred securities are single issue securities issued by a trust subsidiary of a bank holding company. The pricing of trust preferred securities has suffered from credit spread widening. One of the securities is rated by a major rating agency as investment grade while the other one is non-rated. The non-rated issue is a relatively small bank and was never rated. The issuer of this non-rated trust preferred security, which had a total amortized cost of $1.0 million and total fair value of $0.94 million as of December 31, 2018, continues to have satisfactory credit metrics and make interest payments. As management does not intend to liquidate this security and it is more likely than not that we will not be required to sell this security prior to recovery of the unrealized loss, this decline is not deemed to be other than temporary.

Foreign government — at December 31, 2018, we had two foreign government securities whose fair value is less than amortized cost. The unrealized losses are primarily due to increases in interest rates since acquisition. As management does not intend to liquidate these securities and it is more likely than not that we will not be required to sell these securities prior to recovery of these unrealized losses, no declines are deemed to be other than temporary.

We recorded zero credit related OTTI charges in the Consolidated Statements of Operations on securities available for sale during 2018, 2017, and 2016.

At December  31,  2018,  three  private  label  mortgage-backed securities  had  credit  related  OTTI  and  are summarized as follows:

	Senior Security	Super Senior Security	Senior Support Security	Total
	(In thousands)

As of December 31, 2018
Fair value	$792	$741	$25	$1,558
Amortized cost	664	578	-	1,242
Non-credit unrealized loss	-	-	-	-
Unrealized gain	128	163	25	316
Cumulative credit related OTTI	757	457	380	1,594

Each of these securities is receiving principal and interest payments similar to principal reductions in the underlying collateral.  All three of these securities have unrealized gains at December 31, 2018.  The original amortized cost (current amortized cost excluding cumulative credit related OTTI) for each of these securities has been permanently adjusted downward for previously recorded credit related OTTI.  The unrealized loss (based on original amortized cost) for these securities is now less than previously recorded credit related OTTI amounts.

A roll forward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:

	2018	2017	2016
	(In thousands)
Balance at beginning of year	$1,594	$1,594	$1,594
Additions to credit losses on securities for which no previous OTTI was recognized	-	-	-
Increases to credit losses on securities for which OTTI was previously recognized	-	-	-
Decrease to credit losses on securities for which OTTI was previously recognized as a result of disposal	-	-	-
Total	$1,594	$1,594	$1,594

The amortized cost and fair value of securities available for sale at December 31, 2018, by contractual maturity, follow:

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$10,167	$10,150
Maturing after one year but within five years	77,824	77,042
Maturing after five years but within ten years	57,654	56,301
Maturing after ten years	43,677	42,218
	189,322	185,711
U.S. agency residential mortgage-backed	124,777	123,751
U.S. agency commercial mortgage-backed	5,909	5,726
Private label mortgage-backed	29,735	29,419
Other asset backed	83,481	83,319
Total	$433,224	$427,926

The actual maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

	Proceeds	Realized Gains (1)	Losses
	(In thousands)
2018	$48,736	$192	$136
2017	17,308	218	3
2016	64,103	354	53

(1)	2018 excludes a $0.144 million gain on the sale of 1,000 VISA Class B shares.

Certain preferred stocks have been classified as equity securities at fair value in our Consolidated Statement of Financial Condition beginning on January 1, 2018.  Previously these preferred stocks were classified as trading securities.  See note #1.  During 2018, 2017 and 2016, we recognized gains (losses) on these preferred stocks of $(0.06) million, $0.05 million and $0.26 million, respectively, that are included in net gains on securities in the Consolidated Statements of Operations. All of these amounts relate to gains (losses) recognized on preferred stock still held at December 31, 2018 and 2017.

Securities available for sale with a book value of zero and $0.9 million at December 31, 2018 and 2017, respectively, were pledged to secure borrowings, derivatives, public deposits and for other purposes as required by law. There were no investment obligations of state and political subdivisions that were payable from or secured by the same source of revenue or taxing authority that exceeded 10% of consolidated shareholders’ equity at December 31, 2018 or 2017.